Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Investments in Affiliated Companies
10.	INVESTMENTS IN AFFILIATED COMPANIES

The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2012 and the carrying amounts as of December 31, 2011:

	December 31, 2011	December 31, 2012
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	9,820	8,722	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,578	4,237	20%
WIP-KIF MCI Investment Fund("MCI Investment Fund")	4,186	5,912	27%
Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata")	3,989	—	20%
Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia")	3,460	—	40%
Anipark Co., Ltd. (“Anipark”)	3,077	1,550	11%
Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian")	2,690	—	23%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	2,050	1,181	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,941	1,916	20%
Shanghai Qiyu Information Technology Co., Ltd. (“Shanghai Qiyu”)	829	—	20%
Fuzhou Lingyu Computer Technology Co., Ltd. (“Fuzhou Lingyu”)	319	—	30%
Xiamen Lianyu Science and Technology Co., Ltd. (“Xiamen Lianyu”)	297	—	30%
Chongqing Xiaoheiwu Technology Co., Ltd. (“Chongqing Xiaoheiwu”)	38	—	23%
Shanghai Shengduo Network Technology Co.,Ltd ("Shanghai Shengduo")	—	8,842	40%
Shanghai Ningle Technology Co.,Ltd ("Shanghai Ningle")	—	8,759	40%
AKG Investment Co., Ltd ("AKGI Fund")	—	5,783	17%
Fuzhou Shudong Network Technology Co.,Ltd ("Fuzhou Shudong")	—	1,675	30%
Chengdu Yunyou Network Technology Co.,Ltd ("Chengdu Yunyou")	—	1,277	30%
Others	8	312	20%-40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co.,Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	—	127,387	6%
Giant Dream Co., Ltd ("Giant")	—	8,773	8%
Total	37,882	186,926

The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2010	Investments	Share of Profits / (Losses)	Other Equity Movement	Balances at December 31, 2010
	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Anipark	6,751	—	(3,851)	123	3,023
Shanghai Qiyu	829	—	—	—	829
Xiamen Lianyu	505	—	(208)	—	297
Fuzhou Lingyu	319	—	—	—	319
Beijing Yicheng Tianxia	—	8,000	(158)	—	7,842
Shanghai Maishi	—	4,800	429	—	5,229
Chengdu Awata	—	5,000	—	—	5,000
Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan")	—	4,000	(339)	—	3,661
Shanghai Lantian	—	3,000	(134)	—	2,866
Shenzhen Youyou Digital Technology Co., Ltd.(“Shenzhen Youyou”)	123	3,000	(926)	—	2,197
Chongqing Xiaoheiwu	—	—	151	—	151
Others	176	202	(340)	—	38
Total	8,703	28,002	(5,376)	123	31,452

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	127,387	—	—	—	127,387
Giant	—	8,334	—	—	439	8,773
Total	37,882	167,088	(11,679)	(7,455)	1,090	186,926